Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity (Details) (USD $)	12 Months Ended
Sep. 30, 2013
Share Capital (expressed In Canadian $000's Except Per Share Amounts) Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 1	$ 7,250,000
Share Capital (expressed In Canadian $000's Except Per Share Amounts) Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 2	0.207
Share Capital (expressed In Canadian $000's Except Per Share Amounts) Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 3	2.52
Share Capital (expressed In Canadian $000's Except Per Share Amounts) Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 4	(7,250,000)
Share Capital (expressed In Canadian $000's Except Per Share Amounts) Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 5	0.207
Share Capital (expressed In Canadian $000's Except Per Share Amounts) Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 6	0
Share Capital (expressed In Canadian $000's Except Per Share Amounts) Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 7	0
Share Capital (expressed In Canadian $000's Except Per Share Amounts) Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 8	0
Share Capital (expressed In Canadian $000's Except Per Share Amounts) Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 9	$ 0